Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000130461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,024,596	$ 1,070,005	$ 1,061,983	$ 1,151,023	$ 1,244,529	$ 1,227,220	$ 1,114,343	$ 1,201,665	$ 1,260,191	$ 1,319,300
C000031763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,241	10,686	10,601	11,483	12,410	12,227	11,096	11,959	12,529	13,110
C000081695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,137	10,471	10,280	11,025	11,789	11,496	10,322	11,005	11,414	11,818
C000081694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,550		9,752	10,147	10,032	10,841	11,682	11,479	10,382	11,155	11,651	12,153
Bloomberg Global Aggregate C000130461 Index Hedged [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,039,500	1,071,101	1,089,952	1,179,546	1,245,365	1,228,054	1,090,267	1,168,221	1,207,940	1,266,500
Bloomberg Global Aggregate Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Hedged)
Accumulated Value	$ 10,000		$ 10,395	$ 10,711	$ 10,900	$ 11,795	$ 12,454	$ 12,281	$ 10,903	$ 11,682	$ 12,079	$ 12,665